Stockholders' Equity - Modification of Employee Stock-Based Awards (Detail) (USD $)	12 Months Ended			6 Months Ended		12 Months Ended
	Dec. 31, 2013 Employee	Dec. 31, 2012	Dec. 31, 2011 Employees	Jun. 30, 2014 Employee Stock Option [Member] Employee	Jun. 30, 2013 Employee Stock Option [Member] Employee	Dec. 31, 2013 Stock Compensation Plan [Member] Director [Member] Employee Stock Option [Member] Employees	Dec. 31, 2011 Stock Compensation Plan [Member] Director [Member] Employee Stock Option [Member] Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of employees affected by stock-based modification	12		13	2	6	1	2
Additional compensation expense from stock-based modification	$ 200,000	$ 28,000	$ 200,000	$ 39,000	$ 23,000		$ 200,000